Lease (Details) - Schedule of supplemental balance sheet information related to operating lease - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of supplemental balance sheet information related to operating lease [Abstract]
Right-of-use assets	$ 155,359	$ 194,747
Operating lease liabilities - current	96,227	98,427
Operating lease liabilities - non-current	50,583	104,755
Total operating lease liabilities	$ 146,810	$ 203,182